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                                  Law Offices
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                           Telephone:  (215) 988-2700
                              Fax:  (215) 988-2757


                                 March 6, 1998


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  The Commerce Funds
               File Nos. 33-80966/811-8598
               ---------------------------

Ladies and Gentlemen:

          On behalf of The Commerce Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses and Statement of Additional Information, each dated March 2, 1998 for Institutional and Service Shares (as applicable) of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Short-Term Government, Bond, Balanced, Growth and Income, Growth, MidCap and International Equity Funds that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #7"), which was filed on March 2, 1998; and (ii) the text of PEA #7 has been filed electronically.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

                                 Sincerely,


                                 /s/ Diana E. McCarthy
                                 Diana E. McCarthy